Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [Abstract]
Provisions

(a)	Provisions as of December 31, 2018 and 2019 are as follows:

	2018		2019
Asset retirement obligations	~~W~~	49,183	64,922
Expected loss related to litigation		25,554	8,789
Unused credit commitments		232,347	263,752
Financial guarantee contracts issued		115,325	100,430
Others		86,007	119,131

	~~W~~	508,416	557,024

Changes in provisions for unused credit commitments and financial guarantee contracts issued
(b)	Changes in provision for unused credit commitments and financial guarantee contracts issued for the years ended December 31, 2018 and 2019 are as follows:.

	2018
	Unused credit commitments				Financial guarantee contracts issued			Total
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset
Beginning allowance	~~W~~	124,492	96,010	2,137	31,456	3,368	2,464	259,927
Transfer to 12 months expected credit loss		42,514	(42,057)	(457)	1,140	(1,140)	—	—
Transfer to life time expected credit loss		(8,899)	8,976	(77)	(1,804)	1,804	—	—
Transfer to impaired financial asset		(213)	(802)	1,015	(13)	—	13	—
Provided (reversed)		(32,070)	38,576	2,519	(3,964)	455	(690)	4,826
FX change		578	105	—	758	481	449	2,371
Others (*)		—	—	—	36,621	936	(479)	37,078

Ending balance	~~W~~	126,402	100,808	5,137	64,194	5,904	1,757	304,202

(*)	Others include effects of the provision from the new financial guarantee contracts measured at fair value, and the expired contracts, and the change of discount rate.

	2019
	Unused credit commitments				Financial guarantee contracts issued			Total
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset
Beginning allowance	~~W~~	126,402	100,808	5,137	64,194	5,904	1,757	304,202
Transfer to 12 months expected credit loss		42,838	(42,728)	(110)	2,629	(2,629)	—	—
Transfer to life time expected credit loss		(9,286)	9,314	(28)	(1,245)	1,245	—	—
Transfer to impaired financial asset		(229)	(752)	981	(12)	—	12	—
Provided (reversed)		(28,611)	53,076	5,905	(4)	96	(943)	29,519
FX change		914	121	—	1,302	323	102	2,762
Others (*)		—	—	—	1,603	630	(117)	2,116

Ending balance	~~W~~	132,028	119,839	11,885	68,467	5,569	811	338,599

(*)	Others include effects of the provision from the new financial guarantee contracts measured at fair value, and the expired contracts, and the change of discount rate.

Changes in provisions
(c)	Changes in provisions for the years ended December 31, 2018 and 2019 are as follows:

	2018
	Asset retirement		Litigation	Guarantee	Other	Total
Beginning balance (*1)	~~W~~	45,495	32,650	46,340	75,512	199,997
Provision (reversal)		4,789	(1,138)	(2,833)	4,900	5,718
Provision used		(4,210)	(6,343)	—	(7,554)	(18,107)
Foreign exchange translation		—	385	1,677	(1,006)	1,056
Others (*2)		3,109	—	(1,714)	14,155	15,550

Ending balance	~~W~~	49,183	25,554	43,470	86,007	204,214

(*1)	In accordance with IFRS 15, the Group has adjusted all bonus card point reward program related to customer loyalty programs.
(*2)	Others include the effects of unwinding and changes in discount rate.

	2019
	Asset retirement		Litigation	Guarantee	Other	Total
Beginning balance	~~W~~	49,183	25,554	43,470	86,007	204,214
Provision (reversal)		(1,280)	(981)	(19,329)	(5,753)	(27,343)
Provision used		(1,930)	(17,365)	—	(47,217)	(66,512)
Foreign exchange translation		—	—	1,420	382	1,802
Others (*)		4,476	—	22	3,784	8,282
Business combination (Note 50)		14,473	1,581	—	81,928	97,982

Ending balance	~~W~~	64,922	8,789	25,583	119,131	218,425

(*)	Others include the effects of unwinding and changes in discount rate.

Allowance for guarantees and acceptances

(e)	Allowance for guarantees and acceptances as of December 31, 2018 and 2019 are as follows:

	2018		2019
Guarantees and acceptances outstanding	~~W~~	9,437,691	9,317,412
Contingent guarantees and acceptances		3,985,532	3,669,681
ABS and ABCP purchase commitments		2,083,522	2,116,354
Endorsed bill		37,667	11,287

	~~W~~	15,544,412	15,114,734

Allowance for loss on guarantees and acceptances	~~W~~	115,325	100,430
Ratio	%	0.74	0.66